Risk/Return Detail Data - FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO	Apr. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity California Municipal Trust II
FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity California Municipal Money Market Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® California Municipal Money Market Fund /Institutional
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® California Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	will remain in effect for at least one year from the effective date of the prospectus
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing in municipal money market securities. Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and California personal income taxes. Potentially investing up to 20% of assets in municipal securities whose interest is subject to California personal income tax. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect the fund's yield. Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries . Geographic Concentration. Unfavorable political or economic conditions within California can affect the credit quality of issuers located in that state. Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Money Market Fund May Not Preserve Dollar [Text]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com or institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	www.fidelity.com or institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2023
Bar Chart, Year to Date Return	0.62%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	0.55%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity California Municipal Money Market Fund | Fidelity California Municipal Money Market Fund - Institutional Class
Risk/Return:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement	0.05%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255
2013	0.01%
2014	0.02%
2015	0.01%
2016	0.28%
2017	0.67%
2018	1.24%
2019	1.25%
2020	0.39%
2021	0.01%
2022	0.99%
FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO | Fidelity California Municipal Money Market Fund | Return Before Taxes | Fidelity California Municipal Money Market Fund - Institutional Class
Risk/Return:
Label	Institutional Class
Past 1 year	0.99%
Past 5 years	0.77%
Past 10 years	0.49%

[1]	A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.20% (the Expense Cap). If at any time during the current fiscal year expenses for Institutional Class of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect for at least one year from the effective date of the prospectus . FMR may not terminate this arrangement without the approval of the Board of Trustees and may extend it in its discretion after that date.